Financial Risk Management - Disclosure of Outstanding Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Currency Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	kr (201)	kr (3,361)
Outstanding derivatives offset	33	29
Outstanding derivatives net amount presented	(168)	(3,332)
Outstanding derivatives related amounts not offset – Collaterals	3	3,237
Net Outstanding derivatives	(165)	(95)
Currency Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	2,965	214
Outstanding derivatives offset	(33)	(29)
Outstanding derivatives net amount presented	2,932	185
Outstanding derivatives related amounts not offset – Collaterals	(2,782)	(92)
Net Outstanding derivatives	150	93
Interest Rate Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	0	(5)
Outstanding derivatives offset	0	0
Outstanding derivatives net amount presented	0	(5)
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	0	(5)
Interest Rate Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	1	0
Outstanding derivatives offset	0	0
Outstanding derivatives net amount presented	1	0
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	kr 1	kr 0